INCOME TAX (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 EUR (€)
Income Tax
Startup/organization expenses	€ 100,000	€ 256,543
Unrealized gains on marketable securities	(1,341)	(1,341)
Net operating loss		52,538
Total deferred tax assets	307,740	307,740
Valuation allowance	(307,740)	(307,740)
Deferred tax assets	€ 0	€ 0